Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone Variable Series Trust
Entity Central Index Key	0000920547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000226678 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 47,609,605
Holdings Count | Holding	217
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,609,605
Total number of portfolio holdings	217
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.7%
Corporate Bonds	17.5%
U.S. Government Mortgage-Backed Obligations	6.2%
U.S. Treasury Obligations	5.3%
Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Fund	1.8%
Non-Agency Collateralized Mortgage Obligations	1.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	29.4%
AA/Aa	23.6%
A/A	17.9%
BBB/Baa	24.0%
BB/Ba	5.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193689 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 47,609,605
Holdings Count | Holding	217
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,609,605
Total number of portfolio holdings	217
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.7%
Corporate Bonds	17.5%
U.S. Government Mortgage-Backed Obligations	6.2%
U.S. Treasury Obligations	5.3%
Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Fund	1.8%
Non-Agency Collateralized Mortgage Obligations	1.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	29.4%
AA/Aa	23.6%
A/A	17.9%
BBB/Baa	24.0%
BB/Ba	5.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193690 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 48,887,691
Holdings Count | Holding	469
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,887,691
Total number of portfolio holdings	469
Portfolio turnover rate	119%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.5%
U.S. Treasury Obligations	28.6%
Commercial Mortgage-Backed Securities	8.5%
Non-Agency Collateralized Mortgage Obligations	6.6%
U.S. Government Mortgage-Backed Obligations	5.6%
Agency Collateralized Mortgage Obligations	3.6%
Asset-Backed Securities	2.7%
Exchange-Traded Fund	0.5%
Sovereign Government Obligations	0.4%
Short-Term Investment Fund	2.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.1%
AA/Aa	12.9%
A/A	13.1%
BBB/Baa	20.4%
BB/Ba	4.6%
B/B	1.6%
CCC	0.1%
Not Rated	4.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000213075 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 48,887,691
Holdings Count | Holding	469
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,887,691
Total number of portfolio holdings	469
Portfolio turnover rate	119%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.5%
U.S. Treasury Obligations	28.6%
Commercial Mortgage-Backed Securities	8.5%
Non-Agency Collateralized Mortgage Obligations	6.6%
U.S. Government Mortgage-Backed Obligations	5.6%
Agency Collateralized Mortgage Obligations	3.6%
Asset-Backed Securities	2.7%
Exchange-Traded Fund	0.5%
Sovereign Government Obligations	0.4%
Short-Term Investment Fund	2.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.1%
AA/Aa	12.9%
A/A	13.1%
BBB/Baa	20.4%
BB/Ba	4.6%
B/B	1.6%
CCC	0.1%
Not Rated	4.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193691 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 205,431,636
Holdings Count | Holding	46
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$205,431,636
Total number of portfolio holdings	46
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.4%
Financials	13.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	6.8%
Consumer Staples	4.5%
Energy	2.6%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%

C000193692 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 58,167,964
Holdings Count | Holding	73
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$58,167,964
Total number of portfolio holdings	73
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.3%
Information Technology	19.7%
Health Care	18.4%
Consumer Discretionary	13.1%
Financials	9.3%
Real Estate	6.5%
Energy	4.3%
Communication Services	3.3%
Materials	2.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000213076 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 205,431,636
Holdings Count | Holding	46
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$205,431,636
Total number of portfolio holdings	46
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.4%
Financials	13.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	6.8%
Consumer Staples	4.5%
Energy	2.6%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%